Stock-Based Compensation - Schedule of Key Inputs and Assumptions in Stock Option Valuation Models (Details) - Stock options	12 Months Ended
Dec. 31, 2016 $ / shares
Stock-Based Compensation
Exercise price (in dollars per share)	$ 30.12
Expected option term (in years)	2 years 10 months
Expected volatility of the Company's stock (as a percent)	35.00%
Risk-free interest rate (as a percent)	2.73%
Dividend yield (as a percent)	2.66%